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                           VAN KAMPEN EQUITY TRUST II
                            ON BEHALF OF ITS SERIES
                           VAN KAMPEN TECHNOLOGY FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The last paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding Nationwide Investment Services Corporation to the list of firms that have entered into agreements with the Distributor to offer shares of the Fund pursuant to such firm's retirement plan alliance program(s).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE